Variable Interest Entity (VIE) - Schedule of Variable Interest Entity (Details) (Superior Living SDN. BHD) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Current assets	$ 4,075,063		$ 3,536,653	$ 3,791,470	$ 3,962,986	$ 3,536,653	$ 3,791,470	$ 3,962,986
Current liabilities	(97,459)		(83,988)	(71,402)	(241,847)	(83,988)	(71,402)	(241,847)
Net assets	4,124,765		4,335,274	4,651,755	5,198,181	4,335,274	4,651,755	5,198,181
Total current liabilities	97,459		83,988	71,402	241,847	83,988	71,402	241,847
Total revenues		$ 464,297	429,362		685,288		1,546,057		$ 487,005
Gross profit (loss)		44,119	45,883		65,933		109,352		45,596
Loss from operations	(159,516)	15,893	(266,387)		2,865		(131,170)		(234,086)
Net loss	(231,750)	71,215	(338,931)	$ (377,196)	(142,446)		$ (519,642)		$ (130,274)
Superior Living SDN. BHD. [Member]
Current assets	3,600,792		3,519,187		2,717,559	3,519,187		2,717,559
Current liabilities	(2,301,330)		(2,418,539)		(2,343,970)	(2,418,539)		(2,343,970)
Net assets	4,105,376		4,126,180		3,158,206	4,126,180		3,158,206
Other payables - related party			12,104		4,376	12,104		4,376
Total current liabilities	2,301,330		2,418,539		2,343,970	2,418,539		2,343,970
Total revenues	1,241,252	1,214,600				4,139,359		14,393,762
Gross profit (loss)	1,129,763	1,010,762				3,282,109		12,002,165
Loss from operations	244,996	(304,584)				(1,395,914)		2,533,275
Net loss	197,576	(252,125)				(1,059,494)		1,981,911
Superior Living SDN. BHD. [Member] | Variable Interest Entity [Member]
Current assets	514,203		572,469		243,766	572,469		243,766
Current liabilities	(495,419)		(547,627)		(216,187)	(547,627)		(216,187)
Net assets	18,784		24,842		27,579	24,842		27,579
Accounts payable	491,628		520,786			520,786
Other payables and accrued liabilities	3,408		4,896		978	4,896		978
Other payables - related party	346		993		984	993		984
Customer deposits			20,912		214,199	20,912		214,199
Taxes payable	37		40		26	40		26
Total current liabilities	495,419		$ 547,627		$ 216,187	547,627		216,187
Total revenues	9,581	448,401				1,382,516		883,216
Gross profit (loss)	190	(1,755)				47,800		138,508
Loss from operations	(4,770)	(7,133)				26,613		119,849
Net loss	$ (4,803)	$ (14,168)				$ (2,956)		$ 144,042